Performance Management - EDGEWOOD GROWTH FUND	Feb. 02, 2026
Institutional
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgewoodfunds.com or by calling 1-800-791-4226.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
29.80%	(26.80)%
6/30/2020	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s Institutional Shares’ average annual total returns for periods ended December 31, 2025 to those of appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.edgewoodfunds.com
Performance Availability Phone [Text]	1-800-791-4226
Institutional | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	29.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(26.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Retail Shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Retail Shares’ performance from year to year and by showing how the Fund’s Retail Shares’ average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgewoodfunds.com or by calling 1-800-791-4226.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Retail Shares’ performance from year to year and by showing how the Fund’s Retail Shares’ average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
29.68%	(26.88)%
6/30/2020	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s Retail Shares’ average annual total returns for periods ended December 31, 2025 to those of appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.edgewoodfunds.com
Performance Availability Phone [Text]	1-800-791-4226.
Retail Shares | RETAIL CLASS SHARES
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	29.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(26.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Service Shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

The Fund’s Service Shares had not commenced operations as of the date of this prospectus, and, therefore, the Fund’s Service Shares’ performance information is not presented. The performance information provided shows the returns of the Fund’s Retail Shares, which are also offered in this prospectus. The Service Shares would have substantially similar performance as the Retail Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Service Shares are lower than the expenses of the Retail Shares.

Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgewoodfunds.com or by calling 1-800-791-4226.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
29.68%	(26.88)%
6/30/2020	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2025 to those of appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.edgewoodfunds.com
Performance Availability Phone [Text]	1-800-791-4226
Service Shares | Service Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	29.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(26.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022